UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

Aquila Funds Trust (formerly, Aquila Three Peaks High Income Fund)
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/11

Date of reporting period: 6/30/12

FORM N-CSRS/A

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
June 30, 2012
Aquila Three Peaks High Income Fund

A fund designed for investors seeking high current income

Aquila Three Peaks High Income Fund “High Yield Positives Despite Continued Economic Uncertainty”

     August, 2012

Dear Fellow Shareholder:

     After starting the year on solid footing and with positive momentum, investor sentiment shifted towards risk aversion during the second quarter, causing elevated volatility throughout the capital markets. Economic data in the U.S. and other major countries generally came in weaker-than-expected as the slow-down and issues in Europe appeared to be spreading to other markets. The second quarter earnings reporting season will provide important details as to how companies are preparing and positioning themselves for the remainder of the year. After several years of improving corporate earnings, it seems likely that the markets will have to prepare for slower-than-expected earnings growth as the year progresses. Major central banks around the world have indicated that they may bring continued accommodative actions, which has many market observers hoping that the recent weakness witnessed in economic data will be short lived.

     In the U.S., it remains unknown what, if anything, the Federal government will do to deal with the looming “fiscal cliff” consisting of the expiring Bush-era tax cuts, Federal budgetary sequestration cuts, and the expiring payroll tax cut given the elevated Federal budget deficit and ballooning Federal debt. The combination of global growth concerns and fiscal uncertainties in the U.S. seems to be causing corporations to pause with regard to hiring, as the last couple of months have produced meager job growth. We believe that companies will need more clarity regarding future tax policy, Federal debt and deficits, and healthcare policy before they become comfortable enough to expand in a meaningful way.

     Until some of these uncertainties and some of the global issues that the markets continue to contend with are resolved, we expect many companies will continue to focus on managing costs and maintaining a healthy balance sheet by building cash and/or reducing debt. We continue to believe investor sentiment will sway with the headlines, which could increase market volatility as we progress through the summer months and approach the upcoming U.S. elections in November.

     Despite economic uncertainties, we continue to see many underlying positives within the high yield market. With record corporate bond issuance over the last three years, many high yield companies have reduced their interest costs by actively refinancing higher-coupon debt with new lower-coupon bonds. The amount of debt maturing between 2012 and 2015 has been significantly reduced over the past two years, which has provided a much larger maturity cushion than the high yield market faced in 2008. Even though the operating environment has recently become more challenging for companies than during the past couple of years, we believe many companies (at least many in the high yield universe) have been focused on improving margins and strengthening the balance sheet such that moderate weakness in growth should be fairly manageable. Key technical indicators of the high yield market, such as spreads, the default rate, and distressed debt levels remain favorable. Strong mutual fund inflows over the past nine months have helped support the strength experienced in high yield bond prices.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Aquila Three Peaks High Income Fund continues to place an emphasis on higher-quality names within the high yield asset class while targeting shorter-duration securities within those names in an attempt to limit volatility that may be caused by macro-economic concerns or adverse interest rate movements. We remain committed to our strong research process that not only includes detailed analysis of every credit owned in the portfolio, but also uncovers new opportunities within the high yield universe. We continue to look for fiscally responsible management teams that are fully committed to repaying debt and growing prudently. We intend to maintain our discipline of minimizing volatility to the extent possible by generally avoiding bonds that appear to have equity-like characteristics, as well as focusing on sectors we consider to be relatively stable and higher-quality in nature due to greater predictability of revenues and stability in cash flows. We also will seek to continue to balance potential risks to the economy and the high yield market with the opportunities presented within high yield bonds to construct a portfolio that we believe will have a very compelling risk/return profile.

     Thank you for your continued support and investment.

Sincerely,

Sandy R. Rufenacht Co-Portfolio Manager	Diana P. Herrmann President and Trustee

Performance data is based on past performance and does not guarantee future results. Current performance may be higher or lower. Data current to the most recent month end is available at 800-437-1020 or www.aquilafunds.com. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (unaudited)

Principal
Amount	Corporate Bonds (92.0%)	Value

	Advertising/Sales (0.7%)
	Lamar Media Corp.
$2,250,000	7.875%, 04/15/18	$2,475,000
	Advertising Services (0.6%)
	Visant Corp.
2,000,000	10.000%, 10/01/17	1,985,000
	Auto - Medium & Heavy Duty Trucks (0.7%)
	Oshkosh Corp.
2,350,000	8.250%, 03/01/17	2,573,250
	Cable/Satellite TV (4.9%)
	Cablevision Systems Corp.
1,450,000	7.750%, 04/15/18	1,544,250
	CCO Holdings LLC
6,000,000	7.250%, 10/30/17	6,540,000
	Dish DBS Corp.
1,500,000	6.750%, 06/01/21	1,620,000
	EchoStar DBS Corp.
7,000,000	7.125%, 02/01/16	7,682,500
		17,386,750
	Casino Hotels (1.7%)
	Ameristar Casinos, Inc.
1,750,000	7.500%, 04/15/21	1,872,500
	Marina District Finance
2,000,000	9.500%, 10/15/15	1,940,000
	Wynn Las Vegas
2,000,000	7.750%, 08/15/20	2,215,000
		6,027,500
	Commercial Services (3.7%)
	Iron Mountain, Inc.
13,250,000	6.625%, 01/01/16	13,276,500
	Computer Services (2.6%)
	SunGard Data Systems, Inc.
6,500,000	10.250%, 08/15/15	6,678,750
2,500,000	7.375%, 11/15/18	2,681,250
		9,360,000

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Products - Miscellaneous (0.9%)
	Scotts Miracle-Gro Co.
$3,000,000	7.250%, 01/15/18	$3,240,000
	Containers - Metal/Glass (1.8%)
	Crown Americas
3,500,000	7.625%, 05/15/17	3,780,000
	Owens-Brockway Glass Container, Inc.
2,500,000	7.375%, 05/15/16	2,787,500
		6,567,500
	Containers - Paper/Plastic (3.5%)
	Berry Plastics Corp.
5,500,000	5.217%, 02/15/15 Floating Rate Note	5,493,125
	Consolidated Containers
1,385,000	10.125%, 07/15/20 144A	1,426,550
	Graphic Packaging Holding Co.
5,100,000	9.500%, 06/15/17	5,610,000
		12,529,675
	Distribution/Wholesale (1.0%)
	McJunkin Red Man Corp.
3,250,000	9.500%, 12/15/16	3,510,000
	Diverse Operations/Commercial Services (2.4%)
	Aramark Corp.
8,500,000	8.500%, 02/01/15	8,701,960
	Diversified Manufacturing Operations (0.8%)
	SPX Corp.
2,750,000	6.875%, 09/01/17	2,997,500
	Diversified Minerals (0.5%)
	FMG Resources
1,750,000	7.000%, 11/01/15	1,785,000
	E-Commerce/Services (1.5%)
	Expedia, Inc.
5,000,000	5.950%, 08/15/20	5,238,540
	Electronics - Military (0.7%)
	L-3 Comms Corp.
2,500,000	6.375%, 10/15/15	2,554,688

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Engines - Internal Combustion (0.4%)
	Briggs & Stratton
$1,500,000	6.875%, 12/15/20	$1,605,000
	Food - Canned (2.1%)
	Treehouse Foods, Inc.
7,000,000	7.750%, 03/01/18	7,586,250
	Food - Miscellaneous/Diversified (2.7%)
	B&G Foods, Inc.
3,750,000	7.625%, 01/15/18	4,031,250
	Pinnacle Foods Finance LLC
1,700,000	9.250%, 04/01/15	1,746,750
3,500,000	8.250%, 09/01/17	3,701,250
		9,479,250
	Food - Retail (1.6%)
	Ingles Markets, Inc.
1,500,000	8.875%, 05/15/17	1,633,125
	Stater Brothers Holdings, Inc.
2,000,000	7.750%, 04/15/15	2,040,000
2,000,000	7.375%, 11/15/18	2,167,500
		5,840,625
	Funeral Service & Related Items (4.3%)
	Service Corp. International
9,500,000	7.375%, 10/01/14	10,402,500
1,350,000	7.000%, 05/15/19	1,451,250
	Stewart Enterprises, Inc.
3,500,000	6.500%, 04/15/19	3,605,000
		15,458,750
	Hotels & Motels (1.0%)
	Gaylord Entertainment Co.
3,500,000	6.750%, 11/15/14	3,517,500
	Machinery - Construction & Mining (0.8%)
	Terex Corp.
2,750,000	8.000%, 11/15/17	2,853,125

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Machinery - Farm (1.5%)
	Case Corp.
$5,000,000	7.250%, 01/15/16	$5,500,000
	Medical - Drugs (0.7%)
	Endo Health Solutions, Inc.
2,250,000	7.000%, 07/15/19	2,446,875
	Medical - Generic Drugs (0.5%)
	Mylan, Inc.
1,750,000	6.000%, 11/15/18 144A	1,841,875
	Medical - Hospitals (4.6%)
	HCA, Inc.
3,750,000	6.750%, 07/15/13	3,909,375
11,550,000	6.500%, 02/15/16	12,445,125
		16,354,500
	Medical Products (0.9%)
	Teleflex, Inc.
3,125,000	6.875%, 06/01/19	3,320,312
	Motion Pictures & Services (1.1%)
	Lions Gate Entertainment Corp.
3,750,000	10.250%, 11/01/16	4,106,250
	Non-Hazardous Waste Disposal (0.5%)
	Covanta Holding Corp.
1,550,000	7.250%, 12/01/20	1,679,290
	Office Automation & Equipment (0.7%)
	CDW LLC and CDW Finance Corp.
2,500,000	8.500%, 04/01/19	2,662,500
	Oil & Gas Drilling (0.7%)
	Offshore Group Investment Ltd.
2,250,000	11.500%, 08/01/15	2,441,250
	Oil Company - Exploration & Production (2.1%)
	Halcon Resources Corp.
1,385,000	9.750%, 07/15/20 144A*	1,393,756

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Oil Company - Exploration & Production (continued)
	SM Energy
$1,700,000	6.625%, 02/15/19	$1,742,500
	Whiting Petroleum Corp.
4,000,000	6.500%, 10/01/18	4,260,000
		7,396,256
	Oil Field Services (0.8%)
	SESI LLC
2,750,000	6.375%, 05/01/19	2,880,625
	Oil Refining & Marketing (1.1%)
	Tesoro Corp.
3,750,000	6.500%, 06/01/17	3,853,125
	Paper & Related Products (0.4%)
	Sappi Papier Holdings
760,000	7.750%, 07/15/17	769,500
760,000	8.375%, 06/15/19	760,950
		1,530,450
	Pipelines (4.9%)
	Atlas Pipeline Partners L.P.
3,250,000	8.750%, 06/15/18	3,469,375
	Copano Energy LLC
6,500,000	7.750%, 06/01/18	6,727,500
	Markwest Energy Partners, L.P.
2,350,000	6.750%, 11/01/20	2,496,875
	Targa Resources Partners LP
4,500,000	8.250%, 07/01/16	4,680,000
		17,373,750
	Printing/Commercial (0.6%)
	Deluxe Corp.
2,100,000	7.000%, 03/15/19	2,173,500
	Private Corrections (2.4%)
	Corrections Corporation of America
543,000	6.750%, 01/31/14	544,358
3,400,000	7.750%, 06/01/17	3,680,500

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Private Corrections (continued)
	GEO Group, Inc.
$4,125,000	7.750%, 10/15/17	$4,413,750
		8,638,608
	Publishing - Periodicals (0.9%)
	Nielsen Finance LLC
3,000,000	7.750%, 10/15/18	3,322,500
	Racetracks (0.4%)
	Yonkers Racing Corp.
1,200,000	11.375%, 07/15/16	1,275,000
	Real Estate Investment Trust - Health Care (0.7%)
	MPT Operating Partnership LP
2,250,000	6.875%, 05/01/21	2,345,625
	Real Estate Investment Trust - Hotels (4.4%)
	Host Hotels & Resorts LP
15,250,000	6.750%, 06/01/16	15,669,375
	Real Estate Management/Service (0.7%)
	CB Richard Ellis Services, Inc.
2,250,000	6.625%, 10/15/20	2,385,000
	Rental - Auto/Equipment (1.3%)
	Ashtead Capital, Inc.
225,000	6.500%, 07/15/22 144A*	228,749
	Hertz Corp.
4,250,000	6.750%, 04/15/19	4,420,000
		4,648,749
	Retail - Apparel/Shoe (0.8%)
	PVH Corp.
2,500,000	7.375%, 05/15/20	2,768,750
	Retail - Discount (1.2%)
	Dollar General Corp.
4,125,000	4.125%, 07/15/17*	4,181,719

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Retail - Mail Order (1.5%)
	QVC, Inc.
$4,750,000	7.500%, 10/01/19 144A	$5,272,500
	Retail - Perfume & Cosmetics (1.1%)
	Sally Holdings LLC
3,750,000	6.875%, 11/15/19	4,078,125
	Satellite Telecommunications (3.0%)
	Hughes Satellite Systems Corp.
6,000,000	6.500%, 06/15/19	6,375,000
	Intelsat Jackson Holdings Ltd.
2,175,000	7.250%, 04/01/19	2,283,750
	Telestat Canada
1,875,000	6.000%, 05/15/17 144A	1,907,812
		10,566,562
	Semiconductor Equipment (1.3%)
	Sensata Technologies BV
4,500,000	6.500%, 05/15/19	4,646,250
	Telecom Services (4.4%)
	SBA Telecommunications
1,550,000	8.000%, 08/15/16	1,650,750
1,300,000	8.250%, 08/15/19	1,423,500
	tw telecom holdings, inc.
11,550,000	8.000%, 03/01/18	12,589,500
		15,663,750
	Telephone - Integrated (0.6%)
	Windstream Corp.
2,000,000	8.125%, 09/01/18	2,150,000
	Theaters (3.4%)
	Cinemark USA, Inc.
3,750,000	7.375%, 06/15/21	4,068,750
	National CineMedia, Inc.
3,600,000	7.875%, 07/15/21	3,816,000
	Regal Entertainment Group
4,000,000	9.125%, 08/15/18	4,400,000
		12,284,750

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

Principal
Amount		Corporate Bonds (continued)		Value

		Transport - Marine (0.7%)
		Martin Midstream Partners L.P.
$2,362,000		8.875%, 04/01/18		$2,385,620
		Vitamins & Nutrition Products (0.4%)
		NBTY, Inc.
1,250,000		9.000%, 10/01/18		1,381,250
		Wireless Equipment (0.8%)
		Crown Castle International Corp.
1,300,000		7.125%, 11/01/19		1,394,250
		ViaSat, Inc.
1,500,000		8.875%, 09/15/16		1,605,000
				2,999,250
		Total Investments (cost $325,628,121 - note 4)	92.0%	328,773,304
		Other assets less liabilities	8.0	28,475,478
		Net Assets	100.0%	$357,248,782

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

	*	Security purchased on a delayed delivery or when-issued basis.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

Portfolio	Percent of	Portfolio	Percent of
Distribution	Investments	Distribution	Investments
Advertising/Sales	0.8%	Non-Hazardous Waste Disposal	0.5%
Advertising Services	0.6	Office Automation & Equipment	0.8
Auto - Medium & Heavy Duty Trucks	0.8	Oil & Gas Drilling	0.7
Cable/Satellite TV	5.3	Oil Company - Exploration & Production	2.2
Casino Hotels	1.8	Oil Field Services	0.9
Commercial Services	4.0	Oil Refining & Marketing	1.2
Computer Services	2.8	Paper & Related Products	0.5
Consumer Products - Miscellaneous	1.0	Pipelines	5.3
Containers - Metal/Glass	2.0	Printing/Commercial	0.7
Containers - Paper/Plastic	3.8	Private Corrections	2.6
Distribution/Wholesale	1.1	Publishing - Periodicals	1.0
Diverse Operations/Commercial Services	2.6	Racetracks	0.4
Diversified Manufacturing Operations	0.9	Real Estate Investment Trust - Health Care	0.7
Diversified Minerals	0.5	Real Estate Investment Trust - Hotels	4.8
E-Commerce/Services	1.6	Real Estate Management/Service	0.7
Electronics - Military	0.8	Rental - Auto/Equipment	1.4
Engines - Internal Combustion	0.5	Retail - Apparel/Shoe	0.8
Food - Canned	2.3	Retail - Discount	1.3
Food - Miscellaneous/Diversified	2.9	Retail - Mail Order	1.6
Food - Retail	1.8	Retail - Perfume & Cosmetics	1.2
Funeral Service & Related Items	4.7	Satellite Telecommunications	3.2
Hotels & Motels	1.1	Semiconductor Equipment	1.4
Machinery - Construction & Mining	0.9	Telecom Services	4.8
Machinery - Farm	1.7	Telephone - Integrated	0.7
Medical - Drugs	0.7	Theaters	3.7
Medical - Generic Drugs	0.6	Transport - Marine	0.7
Medical - Hospitals	5.0	Vitamins & Nutrition Products	0.4
Medical Products	1.0	Wireless Equipment	0.9
Motion Pictures & Services	1.3		100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2012 (unaudited)

ASSETS
Investments at value (cost $325,628,121)	$328,773,304
Cash	35,522,370
Interest receivable	5,767,587
Receivable for investment securities sold	3,170,046
Receivable for Fund shares sold	584,228
Other assets	27,151
Total assets	373,844,686
LIABILITIES
Payable for investment securities purchased	15,191,034
Dividends payable	973,946
Payable for Fund shares redeemed	191,835
Management fees payable	189,608
Distribution and service fees payable	6,933
Accrued expenses and other liabilities	42,548
Total liabilities	16,595,904
NET ASSETS	$357,248,782
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$395,858
Additional paid-in capital	344,466,812
Net unrealized appreciation on investments (note 4)	3,145,183
Accumulated net realized gain on investments	9,240,929
	$357,248,782
CLASS A
Net Assets	$61,875,638
Capital shares outstanding	6,859,327
Net asset value and redemption price per share	$9.02
Maximum offering price per share (100/96 of $9.02 adjusted to nearest cent)	$9.40
CLASS C
Net Assets	$34,633,633
Capital shares outstanding	3,839,241
Net asset value and offering price per share	$9.02
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$9.02	*
CLASS I
Net Assets	$72,741,354
Capital shares outstanding	8,057,779
Net asset value, offering and redemption price per share	$9.03
CLASS Y
Net Assets	$187,998,157
Capital shares outstanding	20,829,444
Net asset value, offering and redemption price per share	$9.03

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012 (unaudited)

Investment Income:

Interest income		$10,309,547

Expenses:

Management fees (note 3)	$1,194,164
Distribution and service fees (note 3)	312,329
Transfer and shareholder servicing agent fees (note 3)	257,917
Trustees’ fees and expenses	77,651
Legal fees	51,165
Registration fees and dues	38,699
Fund accounting fees	29,564
Shareholders’ reports	26,055
Custodian fees (note 7)	17,033
Auditing and tax fees	11,653
Insurance	6,625
Chief compliance officer services (note 3)	2,674
Miscellaneous	16,701
Total expenses	2,042,230

Expenses paid indirectly (note 7)	(4,963)
Net expenses		2,037,267
Net investment income		8,272,280

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	7,215,797
Change in unrealized appreciation on investments	(3,388,847)

Net realized and unrealized gain (loss) on investments		3,826,950
Net change in net assets resulting from operations		$12,099,230

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(unaudited)	December 31, 2011
OPERATIONS:
Net investment income	$8,272,280	$18,236,549
Net realized gain (loss) from securities transactions	7,215,797	4,941,131
Change in unrealized appreciation on investments	(3,388,847)	(5,819,268)
Change in net assets resulting from operations	12,099,230	17,358,412

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net investment income	(1,318,641)	(2,890,056)
Net realized gain on investments	–	(532,640)

Class C Shares:
Net investment income	(611,342)	(1,484,411)
Net realized gain on investments	–	(302,124)

Class I Shares:
Net investment income	(1,977,326)	(5,150,792)
Net realized gain on investments	–	(1,047,958)

Class Y Shares:
Net investment income	(4,368,069	(8,708,597)
Net realized gain on investments	–	(1,646,700)
Change in net assets from distributions	(8,275,378)	(21,763,278)

CAPITAL SHARE TRANSACTIONS (note 5):
Proceeds from shares sold	80,384,774	148,829,742
Short-term trading redemption fees	42,532	12,583
Reinvested dividends and distributions	4,802,035	15,313,035
Cost of shares redeemed	(105,225,550)	(106,761,874)
Change in net assets from capital share transactions	(19,996,209)	57,393,486
Change in net assets	(16,172,357)	52,988,620

NET ASSETS:
Beginning of period	373,421,139	320,432,519
End of period*	$357,248,782	$373,421,139

*Including undistributed net investment income of:	$–	$2,693

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012 (unaudited)

1. Organization

     Aquila Three Peaks High Income Fund (the “Fund”) is an open-end investment company, which was organized as a Massachusetts business trust. The Fund is a diversified portfolio and on June 1, 2006 began its current investment operations to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective. The Fund is authorized to issue an unlimited number of shares and offers four classes of shares, Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the bid price. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs – Corporate Obligations*	328,773,304
Level 3 – Significant Unobservable Inputs	—
Total	$328,773,304

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in the Fund’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncement: In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65 of 1% of the Fund’s net assets.

     Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio and arranges for the purchases and sales of portfolio securities. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.45% on the first $100 million of net assets, 0.40% on the next $150 million of net assets and 0.35% on net assets above $250 million.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

     The Manager had contractually undertook to waive fees and/or reimburse Fund expenses during the Fund’s earlier years of operation. There have been no fee waivers or reimbursements since 2009. Fee waivers in 2009 of $305,154 may be recovered by the Manager from the Fund prior to December 31, 2012 to the extent that the net unreimbursed Total Annual Fund Operating Expenses do not exceed any contractual limitations.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended June 30, 2012, distribution fees on Class A Shares amounted to $59,141, of which the Distributor retained $2,418.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s net assets represented by Class C Shares and for the six months ended June 30, 2012, amounted to $125,268. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s net assets represented by Class C Shares and for the six months ended June 30, 2012, amounted to $41,756. The total of these payments made with respect to Class C Shares amounted to $167,024, of which the Distributor retained $34,255.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2012, these payments were made at the average annual rate of 0.35% (0.20% under the Distribution Plan and 0.15% under the Shareholder Services Plan) of such net assets and amounted to $151,564 of which $86,164 related to the Plan and $65,400 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through these intermediaries with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2012, total commissions on sales of Class A Shares amounted to $171,687 of which the Distributor received $32,246.

4. Purchases and Sales of Securities

     During the six months ended June 30, 2012, purchases of securities and proceeds from the sales of securities aggregated $330,958,036 and $362,511,819, respectively.

     At June 30, 2012, the aggregate tax cost for all securities was $325,628,121. At June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $4,171,910 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,026,727 for a net unrealized appreciation of $3,145,183.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

5. Capital Share Transactions

a) Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	June 30, 2012			Year Ended
	(unaudited)			December 31, 2011
	Shares	Amount		Shares	Amount
Class A Shares:
Proceeds from shares sold	1,181,722	$10,629,755		2,202,489	$19,816,483
Reinvested distributions	90,087	810,081		242,068	2,181,905
Cost of shares redeemed	(724,616)	(6,507,418)		(1,722,572)	(15,565,826)
Net change	547,193	4,932,418		721,985	6,432,562
Class C Shares:
Proceeds from shares sold	462,776	4,159,217		974,779	8,786,287
Reinvested distributions	32,429	291,593		91,452	824,053
Cost of shares redeemed	(230,475)	(2,069,499)		(1,116,221)	(10,118,750)
Net change	264,730	2,381,311		(49,990)	(508,410)
Class I Shares:
Proceeds from shares sold	2,595,152	23,302,545		5,218,154	47,035,929
Reinvested distributions	151,302	1,363,250		637,280	5,748,075
Cost of shares redeemed	(7,112,207)	(63,979,121	)(a)	(3,475,875)	(31,551,228	)(a)
Net change	(4,365,753)	(39,313,326)		2,379,559	21,232,776
Class Y Shares:
Proceeds from shares sold	4,704,211	42,293,257		8,111,176	73,191,043
Reinvested distributions	259,607	2,337,111		726,993	6,559,002
Cost of shares redeemed	(3,644,796)	(32,626,980	)(b)	(5,480,108)	(49,513,487	)(b)
Net change	1,319,022	12,003,388		3,358,061	30,236,558
Total transactions in Fund
shares	(2,234,808)	$(19,996,209)		6,409,615	$57,393,486

(a)	Net of short-term trading redemption fees of $4,180 and $792, for 2012 and 2011, respectively. (See note 5b)
(b)	Net of short-term trading redemption fees of $38,352 and $11,791, for 2012 and 2011, respectively. (See note 5b)

b)
Short-Term Trading Redemption Fee: The Fund and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 1.00% of the shares’ redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class I and Class Y Shares, if the redemption occurs within 90 days of purchase. The fee is paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The Fund retains the fee charged as paid-in capital which becomes part of the Fund’s daily net asset value (NAV) calculation. The fee does not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder’s death or disability. For the six months ended June 30, 2012, fees collected did not have a material effect on the financial highlights.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

6. Portfolio Orientation

     The Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds.” High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

7. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

The tax character of distributions:
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Ordinary income	$19,018,448	$23,068,573
Long term capital gains	2,744,830	2,767,120
	$21,763,278	$25,835,693

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Ordinary income*	$94,083
Accumulated net realized gain on investments	1,933,742
Unrealized appreciation	6,534,030
	$8,561,855

* Ordinary income may include short-term capital gains that were reclassified in accordance with Federal income tax regulations.

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A												Class C

	Six Months												Six Months
	Ended		Year Ended December 31,										Ended		Year Ended December 31,
	6/30/12												6/30/12
	(unaudited)		2011		2010		2009		2008		2007		(unaudited)		2011		2010		2009		2008		2007
Net asset value, beginning of period	$8.93		$9.05		$9.00		$7.71		$9.84		$10.10		$8.93		$9.05		$9.00		$7.71		$9.84		$10.10
Income (loss) from investment operations:
Net investment income(1)	0.20		0.49		0.55		0.64		0.65		0.63		0.16		0.42		0.47		0.57		0.57		0.55
Net gain (loss) on securities (both realized
and unrealized)	0.09		(0.03)		0.29		1.30		(2.13)		(0.24)		0.09		(0.03)		0.29		1.30		(2.12)		(0.24)
Total from investment operations	0.29		0.46		0.84		1.94		(1.48)		0.39		0.25		0.39		0.76		1.87		(1.55)		0.31
Less distributions:
Dividends from net investment income	(0.20)		(0.49)		(0.55)		(0.65)		(0.65)		(0.63)		(0.16)		(0.42)		(0.47)		(0.58)		(0.58)		(0.55)
Distributions from capital gains	–		(0.09)		(0.24)		–		–		(0.02)		–		(0.09)		(0.24)		–		–		(0.02)
Total distributions	(0.20)		(0.58)		(0.79)		(0.65)		(0.65)		(0.65)		(0.16)		(0.51)		(0.71)		(0.58)		(0.58)		(0.57)
Net asset value, end of period	$9.02		$8.93		$9.05		$9.00		$7.71		$9.84		$9.02		$8.93		$9.05		$9.00		$7.71		$9.84
Total return	3.27	%(2)(5)	5.20	%(2)	9.60	%(2)	25.92	%(2)	(15.72	)%(2)	3.95	%(2)	2.86	%(3)(5)	4.37	%(3)	8.73	%(3)	24.91	%(3)	(16.41	)%(3)	3.11	%(3)
Ratios/supplemental data
Net assets, end of period (in millions)	$62		$56		$51		$44		$16		$12		$35		$32		$33		$26		$7		$4
Ratio of expenses to average net assets	1.14	%(4)(6)	1.10	%(4)	1.12	%(4)	1.00%		1.16%		1.15%		1.94	%(4)(6)	1.91	%(4)	1.92	%(4)	1.80%		1.96%		1.95%
Ratio of net investment income to average net assets	4.46	%(4)(6)	5.46	%(4)	5.99	%(4)	7.43%		7.05%		6.15%		3.66	%(4)(6)	4.67	%(4)	5.16	%(4)	6.56%		6.28%		5.35%
Portfolio turnover rate	98	%(5)	67%		72%		155%		66%		157%		98	%(5)	67%		72%		155%		66%		157%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.14	%(4)(6)	1.10	%(4)	1.12	%(4)	1.17%		1.62%		2.54%		1.94	%(4)(6)	1.91	%(4)	1.92	%(4)	1.96%		2.39%		3.31%
Ratio of net investment income to average net assets	4.46	%(4)(6)	5.46	%(4)	5.99	%(4)	7.26%		6.59%		4.76%		3.66	%(4)(6)	4.67	%(4)	5.16	%(4)	6.40%		5.84%		3.99%

The expense ratios after giving effect to waiver of fees, expense reimbursement and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.14	%(4)(6)	1.10	%(4)	1.12	%(4)	1.00%		1.00%		1.00%		1.94	%(4)(6)	1.91	%(4)	1.92	%(4)	1.80%		1.80%		1.80%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not reflecting sales charge.
(3) Not reflecting CDSC.
(4) No reduction in the management fee was required during the period, contractual or otherwise.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I									Class Y

	Six Months									Six Months
	Ended		Year Ended December 31,							Ended		Year Ended December 31,
	6/30/12									6/30/12
	(unaudited)		2011		2010		2009	2008	2007	(unaudited)		2011		2010		2009	2008	2007
Net asset value, beginning of period	$8.93		$9.05		$9.01		$7.72	$9.84	$10.10	$8.93		$9.05		$9.00		$7.71	$9.84	$10.10
Income (loss) from investment operations:
Net investment income(1)	0.20		0.50		0.55		0.64	0.67	0.64	0.21		0.51		0.57		0.66	0.67	0.65
Net gain (loss) on securities (both realized
and unrealized)	0.10		(0.03)		0.28		1.31	(2.14)	(0.24)	0.10		(0.03)		0.29		1.30	(2.13)	(0.24)
Total from investment operations	0.30		0.47		0.83		1.95	(1.47)	0.40	0.31		0.48		0.86		1.96	(1.46)	0.41
Less distributions:
Dividends from net investment income	(0.20)		(0.50)		(0.55)		(0.66)	(0.65)	(0.64)	(0.21)		(0.51)		(0.57)		(0.67)	(0.67)	(0.65)
Distributions from capital gains	–		(0.09)		(0.24)		–	–	(0.02)	–		(0.09)		(0.24)		–	–	(0.02)
Total distributions	(0.20)		(0.59)		(0.79)		(0.66)	(0.65)	(0.66)	(0.21)		(0.60)		(0.81)		(0.67)	(0.67)	(0.67)
Net asset value, end of period	$9.03		$8.93		$9.05		$9.01	$7.72	$9.84	$9.03		$8.93		$9.05		$9.00	$7.71	$9.84
Total return	3.38	%(3)	5.23%		9.51%		25.96%	(15.58)%	4.03%	3.49	%(3)	5.41%		9.81%		26.15%	(15.56)%	4.16%
Ratios/supplemental data
Net assets, end of period (in millions)	$73		$111		$91		$76	$31	$4	$188		$174		$146		$125	$25	$11
Ratio of expenses to average net assets	1.15	%(2)(4)	1.08	%(2)	1.09	%(2)	0.95%	1.07%	1.10%	0.94	%(2)(4)	0.90	%(2)	1.92	%(2)	0.80%	0.96%	0.95%
Ratio of net investment income to average net assets	4.53	%(2)(4)	5.47	%(2)	6.01	%(2)	7.48%	8.03%	6.24%	4.65	%(2)(4)	5.66	%(2)	6.19	%(2)	7.58%	7.39%	6.40%
Portfolio turnover rate	98	%(3)	67%		72%		155%	66%	157%	98	%(3)	67%		72%		155%	66%	157%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.15	%(2)(4)	1.08	%(2)	1.09	%(2)	1.11%	1.34%	2.70%	0.94	%(2)(4)	0.90	%(2)	0.92	%(2)	0.97%	1.38%	2.26%
Ratio of net investment income to average net assets	4.53	%(2)(4)	5.47	%(2)	6.01	%(2)	7.32%	7.76%	4.63%	4.65	%(2)(4)	5.66	%(2)	6.19	%(2)	7.42%	6.96%	5.08%

The expense ratios after giving effect to waiver of fees, expense reimbursement and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.15	%(2)(4)	1.08	%(2)	1.09	%(2)	0.94%	0.93%	0.93%	0.94	%(2)(4)	0.90	%(2)	1.92	%(2)	0.80%	0.80%	0.80%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) No reduction in the management fee was required during the period, contractual or otherwise.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The tables below are based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2012

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.27%	$1,000.00	$1,032.70	$5.76
Class C	2.86%	$1,000.00	$1,028.60	$9.78
Class I	3.38%	$1,000.00	$1,033.80	$5.82
Class Y	3.49%	$1,000.00	$1,034.90	$4.76

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 1.14%, 1.94%, 1.15% and 0.94% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2012

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,019.19	$5.72
Class C	5.00%	$1,000.00	$1,015.22	$9.72
Class I	5.00%	$1,000.00	$1,019.14	$5.77
Class Y	5.00%	$1,000.00	$1,020.19	$4.72

(1)
Expenses are equal to the annualized expense ratio of 1.14%, 1.94%, 1.15% and 0.94% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2012 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no current action on the part of shareholders is required.

     For the calendar year ended December 31, 2011, 87.39% of the dividends and distributions paid by Aquila Three Peaks High Income Fund during calendar year 2011 are taxable as ordinary dividend income and 12.61% are taxable as long-term capital gain.

     Prior to February 15, 2013, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2012 calendar year.

Founders
     Lacy B. Herrmann, Chairman Emeritus
     Aquila Management Corporation, Sponsor

Manager
     AQUILA INVESTMENT MANAGEMENT LLC
     380 Madison Avenue, Suite 2300
     New York, New York 10017

Investment Sub-Adviser
     THREE PEAKS CAPITAL MANAGEMENT, LLC
     3750 Dacoro Lane, Suite 100
     Castle Rock, Colorado 80109

Board of Trustees
     Diana P. Herrmann, Chair
     Glenn P. O’Flaherty, Lead Independent Trustee
     John M. Burlingame
     Theodore T. Mason
     Russell K. Okata
     John J. Partridge

Officers
     Diana P. Herrmann, President
     Charles E. Childs, III, Executive Vice President and Secretary
     Marie E. Aro, Senior Vice President
     Paul G. O’Brien, Senior Vice President
     Randall S. Fillmore, Chief Compliance Officer
     Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
     AQUILA DISTRIBUTORS, INC.
     380 Madison Avenue, Suite 2300
     New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON
     4400 Computer Drive
     Westborough, Massachusetts 01581

Custodian
     JPMORGAN CHASE BANK, N.A.
     1111 Polaris Parkway
     Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the Registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the Registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to Registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in Registrant's internal controls or in other factors that could significantly affect Registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST (FORMERLY, AQUILA THREE PEAKS HIGH INCOME FUND)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Trustee, Chair and President May 28, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Trustee, Chair and President May 28, 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer May 28, 2013

AQUILA FUNDS TRUST (FORMERLY, AQUILA THREE PEAKS HIGH INCOME FUND)

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.